Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Common Stocks - 99.1%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	4,611	$430,022
Hexcel Corp.	6,692	224,516
Huntington Ingalls Industries, Inc.	205	28,854
Mercury Systems, Inc.*	1,337	103,564
Teledyne Technologies, Inc.*	2,539	787,623
		1,574,579
Air Freight & Logistics - 0.7%
United Parcel Service, Inc., Class B	196	32,660
XPO Logistics, Inc.*	7,220	611,245
		643,905
Auto Components - 0.9%
Gentex Corp.	32,337	832,678

Automobiles - 0.8%
Thor Industries, Inc.	8,490	808,757

Banks - 3.5%
Associated Banc-Corp.	44,091	556,428
First Hawaiian, Inc.	31,099	450,003
FNB Corp.	76,025	515,449
KeyCorp	27,532	328,457
Popular, Inc.	7,071	256,465
Signature Bank/New York NY	7,673	636,782
Western Alliance Bancorp	21,856	691,087
		3,434,671
Beverages - 0.7%
Constellation Brands, Inc., Class A	827	156,725
Monster Beverage Corp.*	6,017	482,563
		639,288
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc.*	8,603	984,441
Alkermes PLC*	12,021	199,188
Biogen, Inc.*	399	113,189
Bluebird Bio, Inc.*	663	35,769
Exelixis, Inc.*	5,240	128,118
United Therapeutics Corp.*	2,458	248,258
Vertex Pharmaceuticals, Inc.*	335	91,160
		1,800,123
Building Products - 4.3%
Allegion PLC	6,018	595,240
Johnson Controls International PLC	16,272	664,711
Lennox International, Inc.	3,387	923,330
Masco Corp.	18,089	997,247
Owens Corning	12,690	873,199
Trane Technologies PLC	1,481	179,571
		4,233,298
Capital Markets - 2.7%
CME Group, Inc.	3,162	529,034
Evercore, Inc., Class A	9,872	646,221
Interactive Brokers Group, Inc., Class A	5,101	246,532
LPL Financial Holdings, Inc.	4,449	341,105

	Shares/ Principal	Fair Value

Capital Markets (continued)
MarketAxess Holdings, Inc.	176	$84,760
Raymond James Financial, Inc.	3,395	247,020
S&P Global, Inc.	1,047	377,548
SEI Investments Co.	3,968	201,257
		2,673,477
Chemicals - 5.4%
Axalta Coating Systems Ltd.*	35,181	779,963
CF Industries Holdings, Inc.	26,043	799,780
Chemours Co. (The)	7,892	165,022
Corteva, Inc.	27,062	779,656
Eastman Chemical Co.	2,489	194,441
Element Solutions, Inc.*	22,429	235,729
Mosaic Co. (The)	28,286	516,785
NewMarket Corp.	500	171,160
Olin Corp.	39,183	485,086
Sherwin-Williams Co. (The)	1,042	726,003
WR Grace & Co.	9,925	399,878
		5,253,503
Commercial Services & Supplies - 0.4%
Clean Harbors, Inc.*	7,825	438,435

Communications Equipment - 0.5%
Lumentum Holdings, Inc.*	5,997	450,555

Consumer Finance - 1.6%
Ally Financial, Inc.	23,559	590,624
Synchrony Financial	38,729	1,013,538
		1,604,162
Containers & Packaging - 1.7%
Berry Global Group, Inc.*	9,410	454,691
Crown Holdings, Inc.*	6,840	525,723
Graphic Packaging Holding Co.	38,406	541,141
Sealed Air Corp.	1,140	44,243
Westrock Co.	2,937	102,031
		1,667,829
Diversified Consumer Services - 1.9%
frontdoor, Inc.*	6,783	263,926
Grand Canyon Education, Inc.*	5,534	442,388
H&R Block, Inc.	22,987	374,458
Service Corp. International	2,504	105,619
ServiceMaster Global Holdings, Inc.*	16,551	660,054
		1,846,445
Diversified Financial Services - 1.2%
Jefferies Financial Group, Inc.	19,794	356,292
Voya Financial, Inc.	17,595	843,328
		1,199,620
Electric Utilities - 3.2%
Alliant Energy Corp.	12,124	626,205
Entergy Corp.	11,643	1,147,185
Evergy, Inc.	8,795	446,962
Eversource Energy	1,749	146,129

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Electric Utilities (continued)
OGE Energy Corp.	26,849	$805,201
		3,171,682
Electrical Equipment - 1.6%
AMETEK, Inc.	10,716	1,065,170
Graftech International Ltd.	10,107	69,132
Hubbell, Inc.	3,426	468,814
		1,603,116
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics, Inc.*	10,838	852,517
Avnet, Inc.	14,738	380,830
Dolby Laboratories, Inc., Class A	1,361	90,207
Jabil, Inc.	15,379	526,884
SYNNEX Corp.	4,360	610,662
		2,461,100
Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc.	17,280	253,152
Schlumberger Ltd.	6,772	105,372
TechnipFMC PLC	36,489	230,246
		588,770
Entertainment - 2.0%
Electronic Arts, Inc.*	585	76,290
Lions Gate Entertainment Corp., Class A*	5,111	48,452
Lions Gate Entertainment Corp., Class B*	24,255	211,503
Spotify Technology SA*	546	132,443
Take-Two Interactive Software, Inc.*	4,553	752,247
Zynga, Inc., Class A*	84,932	774,580
		1,995,515
Equity Real Estate Investment - 11.5%
Apartment Investment And Management Co., Class A	21,442	723,024
Brandywine Realty Trust	13,137	135,837
Brixmor Property Group, Inc.	14,499	169,493
Camden Property Trust	9,897	880,635
CoreSite Realty Corp.	4,382	520,932
CubeSmart	26,656	861,255
Duke Realty Corp.	7,491	276,418
Empire State Realty Trust, Inc., Class A	11,599	70,986
Equity LifeStyle Properties, Inc.	9,081	556,665
Extra Space Storage, Inc.	2,608	279,030
First Industrial Realty Trust, Inc.	20,748	825,770
Gaming And Leisure Properties, Inc.	7,154	264,193
Healthcare Trust of America, Inc., Class A	16,094	418,444
Healthpeak Properties, Inc.	12,904	350,344
Invitation Homes, Inc.	36,794	1,029,864
Lamar Advertising Co., Class A	6,318	418,062
Life Storage, Inc.	6,891	725,416
Mid-America Apartment Communities, Inc.	3,185	369,301

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
Outfront Media, Inc.	20,464	$297,751
SBA Communications Corp.	1,610	512,753
Sun Communities, Inc.	4,576	643,431
UDR, Inc.	709	23,121
VEREIT, Inc.	133,094	865,111
		11,217,836
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	2,066	733,430
Kroger Co. (The)	2,262	76,704
Sprouts Farmers Market, Inc.*	10,391	217,484
		1,027,618
Food Products - 1.3%
Archer-Daniels-Midland Co.	15,490	720,130
Bunge Ltd.	2,939	134,312
Ingredion, Inc.	456	34,510
Tyson Foods, Inc., Class A	6,750	401,490
		1,290,442
Health Care Equipment & Supplies - 2.5%
Cooper Cos., Inc. (The)	1,881	634,123
DENTSPLY SIRONA, Inc.	949	41,500
Haemonetics Corp.*	1,817	158,533
Hill-Rom Holdings, Inc.	806	67,309
Hologic, Inc.*	6,071	403,539
STERIS PLC	2,029	357,490
West Pharmaceutical Services, Inc.	2,677	735,907
		2,398,401
Health Care Providers & Services - 1.8%
Anthem, Inc.	402	107,973
HCA Healthcare, Inc.	5,621	700,826
McKesson Corp.	867	129,123
Universal Health Services, Inc., Class B	7,747	829,084
		1,767,006
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc.*	145	180,338
Darden Restaurants, Inc.	3,457	348,258
Domino's Pizza, Inc.	1,012	430,383
Wendy's Co. (The)	8,304	185,138
Wyndham Hotels & Resorts, Inc.	3,435	173,468
Wynn Resorts Ltd.	2,727	195,826
		1,513,411
Household Durables - 2.8%
DR Horton, Inc.	16,360	1,237,307
Lennar Corp., Class A	4,568	373,114
NVR, Inc.*	20	81,662
PulteGroup, Inc.	21,575	998,707
		2,690,790

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp. (The)	2,992	$54,185
Vistra Corp.	23,322	439,853
		494,038
Insurance - 6.3%
Allstate Corp. (The)	6,185	582,256
American Financial Group, Inc./OH	8,305	556,269
Arch Capital Group Ltd.*	12,326	360,536
Assured Guaranty Ltd.	17,021	365,611
Athene Holding Ltd., Class A*	9,393	320,113
Brighthouse Financial, Inc.*	20,929	563,199
First American Financial Corp.	15,373	782,639
Globe Life, Inc.	7,895	630,811
Lincoln National Corp.	8,066	252,708
Old Republic International Corp.	53,176	783,814
Primerica, Inc.	4,996	565,248
Unum Group	25,664	431,925
		6,195,129
Interactive Media & Services - 1.3%
Pinterest, Inc., Class A*	10,993	456,319
Twitter, Inc.*	7,729	343,941
Zillow Group, Inc., Class C*	4,554	462,641
		1,262,901
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	6,343	330,470
Etsy, Inc.*	2,211	268,924
Wayfair, Inc., Class A*	812	236,300
		835,694
IT Services - 2.7%
Alliance Data Systems Corp.	8,787	368,878
Black Knight, Inc.*	5,874	511,332
CACI International, Inc., Class A*	1,174	250,250
DXC Technology Co.	16,862	300,987
Euronet Worldwide, Inc.*	2,712	247,063
Twilio, Inc., Class A*	93	22,979
VeriSign, Inc.*	4,139	847,874
WEX, Inc.*	844	117,291
		2,666,654
Leisure Products - 0.1%
Brunswick Corp./de	1,141	67,216

Life Sciences Tools & Services - 2.2%
IQVIA Holdings, Inc.*	3,189	502,682
Mettler-Toledo International, Inc.*	789	761,977
PerkinElmer, Inc.	6,761	848,573
		2,113,232
Machinery - 3.7%
AGCO Corp.	8,985	667,316
Allison Transmission Holdings, Inc.	8,622	302,977
Dover Corp.	6,803	737,037
Flowserve Corp.	9,164	250,086
PACCAR, Inc.	5,757	490,957

	Shares/ Principal	Fair Value

Machinery (continued)
Parker-Hannifin Corp.	2,916	$590,023
Snap-on, Inc.	4,183	615,445
		3,653,841
Media - 1.1%
Liberty Broadband Corp., Class C*	3,847	549,621
Omnicom Group, Inc.	5,650	279,675
Sirius XM Holdings, Inc.	40,312	216,072
		1,045,368
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	21,772	340,514
Reliance Steel & Aluminum Co.	5,632	574,689
		915,203
Mortgage Real Estate Investment - 0.6%
Starwood Property Trust, Inc.	40,273	607,720

Multiline Retail - 0.4%
Kohl's Corp.	7,126	132,045
Target Corp.	1,537	241,954
		373,999
Multi-Utilities - 3.2%
CMS Energy Corp.	5,926	363,916
DTE Energy Co.	8,472	974,619
MDU Resources Group, Inc.	23,000	517,500
Public Service Enterprise Group, Inc.	22,674	1,245,029
		3,101,064
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp.	1,421	13,457
Concho Resources, Inc.	7,972	351,725
EOG Resources, Inc.	3,392	121,908
HollyFrontier Corp.	24,169	476,371
Marathon Petroleum Corp.	21,951	644,042
Valero Energy Corp.	1,147	49,688
Williams Cos., Inc. (The)	12,084	237,451
		1,894,642
Personal Products - 0.4%
Herbalife Nutrition Ltd.*	8,984	419,104

Pharmaceuticals - 1.5%
Elanco Animal Health, Inc.*	10,665	297,874
Jazz Pharmaceuticals PLC*	2,804	399,822
Mylan NV*	26,006	385,669
Perrigo Co. PLC	7,543	346,299
Zoetis, Inc.	491	81,197
		1,510,861
Professional Services - 0.7%
Corelogic, Inc./U.S.	4,825	326,508
TransUnion	4,557	383,380
		709,888
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	582	55,674

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Road & Rail - 2.7%
AMERCO	1,145	$407,597
JB Hunt Transport Services, Inc.	3,161	399,487
Knight-Swift Transportation Holdings, Inc.	2,313	94,139
Landstar System, Inc.	1,185	148,706
Old Dominion Freight Line, Inc.	4,196	759,141
Ryder System, Inc.	18,605	785,875
		2,594,945
Semiconductors & Semiconductor Equipment - 1.0%
First Solar, Inc.*	1,693	112,076
Lam Research Corp.	1,401	464,782
Microchip Technology, Inc.	2,060	211,686
Skyworks Solutions, Inc.	364	52,962
Universal Display Corp.	648	117,119
		958,625
Software - 0.2%
FireEye, Inc.*	9,771	120,623
Workday, Inc., Class A*	143	30,764
		151,387
Specialty Retail - 1.9%
Dick's Sporting Goods, Inc.	13,951	807,484
Foot Locker, Inc.	10,047	331,853
L Brands, Inc.	8,940	284,381
Lowe's Cos., Inc.	2,850	472,701
		1,896,419
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	28,068	262,997
NetApp, Inc.	1,003	43,972
Western Digital Corp.	10,124	370,032
		677,001
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd.*	10,464	188,352
Carter's, Inc.	1,405	121,645
Skechers U.S.A., Inc., Class A*	11,714	353,997
		663,994
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	16,578	146,881

Trading Companies & Distributors - 1.1%
United Rentals, Inc.*	2,826	493,137
Univar Solutions, Inc.*	17,536	296,008
Watsco, Inc.	1,276	297,167
		1,086,312
Total Common Stocks (Cost - $94,888,957)		96,924,804

	Shares/ Principal	Fair Value
Short-Term Investments - 1.1%
Money Market Funds - 1.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $1,079,574)	1,079,574	$1,079,574

Total Investments - 100.2% (Cost - $95,968,531)		$98,004,378
Other Assets Less Liabilities - Net (0.2)%		(230,216)
Total Net Assets - 100.0%		$97,774,162

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company